CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
CONSOLIDATED BALANCE SHEETS
Accounts receivable, net of allowance for doubtful accounts | ¥	¥ 10,651		¥ 0
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	2,000,000,000		2,000,000,000
Ordinary shares, shares issued	1,079,881,662		955,876,116
Ordinary shares, shares outstanding	1,021,923,242		927,776,552